Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Changes in Accounting Principles [Abstract]
Lease liability	$ 66,293
Present value of the remaining lease payments	56,553	$ 0
ROU asset	$ 51,475	0
ASU 2016-02 [Member]
Changes in Accounting Principles [Abstract]
Lease liability		58,200
Present value of the remaining lease payments		69,400
ROU asset		53,000
Accrued rent		$ 5,200